Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings

	Annual Interest rate %	Maturity	December 31, 2023	December 31, 2022

Banco Nacional de México (i)	2.55%	May 2023	—	1,586,052
International Finance Corporation (IFC) (ii)	CDI (*) + 0.74%	April 2023	—	279,828
Banco Nacional de México	Term SOFR(**) + 0.40%	August 2024	2,198,619	—
Banco Daycoval	15.66%	September 2024	803	—
Total borrowings			2,199,422	1,865,880
Current			2,199,422	1,865,880
Non-current			—	—

(*) Brazilian Interbank Offering Rate (CDI).
(**) Secured Overnight Financing Rate (SOFR).
(i)On May 5, 2023, according to the maturity date, the loan agreement was fully settled.
(ii)On April 17, 2023, according to the maturity date, the loan agreement was fully settled.
Some of the obligations above contain financial covenants, which have certain performance conditions. The Group complied with these covenants throughout the duration of the contracts (Note 36 (ii)).